Post-employment Benefits (Details 12)	12 Months Ended
	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Asset allocation	100.00%
Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	100.00%	[1]
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	71.10%
Fixed Income [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	77.20%	[1]
Variable Income [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	10.00%
Variable Income [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	5.30%	[1]
Loans Allocation [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	1.20%
Loans Allocation [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	1.20%	[1]
Real Estate Allocation [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	2.70%
Real Estate Allocation [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	5.60%	[1]
Investment Structuring [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	10.20%
Investment Structuring [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	8.70%	[1]
Investments Abroad [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	4.80%
Investments Abroad [Member] | Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Asset allocation	2.00%	[1]

[1]	Target based on the total investment of each plan.